Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Real estate facilities:
Land	$ 332,142,096	$ 332,350,688	$ 269,522,776
Buildings	795,686,781	780,969,455	507,580,145
Site improvements	63,208,443	60,505,225	43,193,105
Real estate investment property, gross	1,191,037,320	1,173,825,368	820,296,026
Accumulated depreciation	(106,556,223)	(83,692,491)	(54,264,685)
Real estate investment property	1,084,481,097	1,090,132,877	766,031,341
Construction in process	1,591,793	12,237,722	130,383
Real estate facilities, net	1,086,072,890	1,102,370,599	766,161,724
Cash and cash equivalents	36,747,083	62,279,757	10,272,020
Restricted cash	9,787,127	6,291,366	3,740,188
Investments in and advances to Managed REITs	8,178,896	6,072,399
Other assets, net	5,870,035	6,318,037	14,580,417
Debt issuance costs, net of accumulated amortization	4,774,227	7,629,390	36,907
Intangible assets, net of accumulated amortization	13,237,876	30,040,426	1,562,781
Trademarks, net of accumulated amortization	16,229,412	19,688,167
Goodwill	53,643,331	78,372,980
Total assets	1,229,766,650	1,311,433,731	796,354,037
LIABILITIES AND EQUITY
Debt, net	712,789,410	712,733,002	406,084,103
Accounts payable and accrued liabilities	23,656,005	18,576,230	7,691,990
Due to affiliates	818,665	1,624,474	2,203,837
Distributions payable	6,017,893	5,159,105	2,890,395
Contingent earnout	26,000,000	31,100,000
Deferred tax liability	3,310,241	6,609,571
Total liabilities	772,592,214	775,802,382	418,870,325
Commitments and contingencies (Note 12)
Redeemable common stock / Preferred stock	54,116,173	43,391,362	32,226,815
Equity:
Additional paid-in capital	492,156,465	491,433,240	500,474,807
Distributions	(155,013,319)	(128,642,787)	(94,248,326)
Accumulated deficit	(136,914,972)	(87,090,486)	(62,340,153)
Accumulated other comprehensive income (loss)	(4,902,696)	(1,955,335)	1,390,354
Total SmartStop Self Storage REIT, Inc. equity	195,385,785	273,803,767	345,334,653
Noncontrolling interests in our Operating Partnership	61,270,970	71,988,256	(77,756)
Other noncontrolling interests	21,800	21,800
Total noncontrolling interests	61,292,770	72,010,056	(77,756)
Total equity	256,678,555	345,813,823	345,256,897
Total liabilities and equity	1,229,766,650	1,311,433,731	796,354,037
Class A Common stock
Equity:
Common stock, value	52,454	51,435	50,437
Class T Common stock
Equity:
Common stock, value	7,853	7,700	$ 7,534
Series A Convertible Preferred Stock
LIABILITIES AND EQUITY
Redeemable common stock / Preferred stock		146,426,164
Equity:
Common stock, value	$ 146,379,708	$ 146,426,164